Borrowings - Summary of Repayment Years for Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	£ 307	£ 779
Term debt	6,541	5,293
Lease liabilities	275	342
Total	7,123	6,414
Within 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	307	779
Term debt	448	1,188
Lease liabilities	92	93
Total	847	2,060
1-2 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		0
Term debt	32	425
Lease liabilities	47	87
Total	79	512
2-3 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		0
Term debt	651	33
Lease liabilities	44	57
Total	695	90
3-4 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		0
Term debt	1,082	658
Lease liabilities	37	47
Total	1,119	705
4-5 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		0
Term debt	673	433
Lease liabilities	28	29
Total	701	462
More than 5 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		0
Term debt	3,655	2,556
Lease liabilities	27	29
Total	3,682	2,585
More than 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		0
Term debt	6,093	4,105
Lease liabilities	183	249
Total	£ 6,276	£ 4,354